Stockholders' Equity and Stock-Based Compensation (Narrative) (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pretax compensation expense	$ 20		$ 13	$ 35	$ 22	$ 55	$ 41	$ 34
Aggregate intrinsic value of options exercised						5
Cash receipts due to exercise of options						3
Tax benefit						$ 12
Aggregate number of shares withheld to satisfy tax requirement						9
Aggregate value of shares withheld to satisfy tax requirement						$ 1
Stock options
Total unrecognized compensation cost, RSUs	$ 47	$ 37		$ 47		$ 37
Weighted average period for cost to be recognized (in years)				2 years		2 years
Weighted average grant date fair value (in usd per share)						$ 34.52
Employee service share-based compensation, tax benefit from exercise of stock options						$ 1
RSUs
Total unrecognized compensation cost, options		32				$ 32
Weighted average period for cost to be recognized (in years)						2 years
2023 Omnibus Incentive Plan | Stock options
Compensation costs as a result of equity award conversion		10
Pretax compensation expense		7
Equity award conversion expense recognized over the remaining service period		$ 3